Additional disclosures in respect of guaranteed securities - Statements of financial position (Details) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Non-current assets
Goodwill	£ 5,869	£ 5,444	£ 5,444
Other intangible assets	1,084	899	899
Property, plant and equipment	43,913	39,853	39,853
Other non-current assets	264	115	115
Amounts owed by subsidiary undertakings	0		0
Pension assets	1,567	1,409	1,409
Financial and other investments	1,275		3,067
Derivative financial assets	1,045	1,319	1,319
Total non-current assets	55,017	52,106	52,106
Current assets
Inventories and current intangible assets	370	341	341
Trade and other receivables	3,153	2,795	2,798
Current tax assets	126	114	114
Amounts owed by subsidiary undertakings	0		0
Financial and other investments	1,981	2,694	2,694		£ 8,741		£ 2,998
Derivative financial assets	108	405	405
Cash and cash equivalents	252	329	329	[1]	1,139	[1]	124
Assets held for sale	1,956		0
Total current assets	7,946	6,678	6,681
Total assets	62,963	58,784	58,787
Current liabilities
Borrowings	(4,472)	(4,447)	(4,447)
Derivative financial liabilities	(350)	(401)	(401)
Trade and other payables	(3,769)	(3,394)	(3,453)
Contract liabilities	(61)	(53)	0
Amounts owed to subsidiary undertakings	0		0
Current tax liabilities	(161)	(123)	(123)
Provisions	(316)	(273)	(273)
Total current liabilities	(9,129)	(8,691)	(8,697)
Non-current liabilities
Borrowings	(24,258)	(22,210)	(22,178)
Derivative financial liabilities	(833)	(660)	(660)
Other non-current liabilities	(808)	(750)	(1,317)
Contract liabilities	(933)	(813)	0
Amounts owed to subsidiary undertakings	0		0
Deferred tax liabilities	(3,965)	(3,557)	(3,636)
Pensions and other post-retirement benefit obligations	(1,785)	(1,672)	(1,672)
Provisions	(1,883)	(1,779)	(1,779)
Total non-current liabilities	(34,465)	(31,441)	(31,242)
Total liabilities	(43,594)	(40,132)	(39,939)
Net assets	19,369	18,652	18,848
Equity
Share capital	458	452	452
Share premium account	1,314	1,321	1,321
Retained earnings	21,814	21,331	21,599
Other equity reserves	(4,237)	(4,468)	(4,540)		(3,987)		(4,523)
Total shareholders’ equity	19,349	18,636	18,832
Non-controlling interests	20	16	16
Equity	19,369	£ 18,652	18,848		£ 20,384		£ 13,565
National Grid plc
Non-current assets
Goodwill	0		0
Other intangible assets	0		0
Property, plant and equipment	0		0
Other non-current assets	0		0
Amounts owed by subsidiary undertakings	358		350
Pension assets	0		0
Financial and other investments	23,573		21,708
Derivative financial assets	0		18
Total non-current assets	23,931		22,076
Current assets
Inventories and current intangible assets	0		0
Trade and other receivables	1		1
Current tax assets	0		0
Amounts owed by subsidiary undertakings	12,514		11,254
Financial and other investments	895		938
Derivative financial assets	110		308
Cash and cash equivalents	75		0
Assets held for sale	0
Total current assets	13,595		12,501
Total assets	37,526		34,577
Current liabilities
Borrowings	(1,275)		(781)
Derivative financial liabilities	(92)		(187)
Trade and other payables	(58)		(62)
Contract liabilities	0
Amounts owed to subsidiary undertakings	(14,104)		(11,809)
Current tax liabilities	0		0
Provisions	0		0
Total current liabilities	(15,529)		(12,839)
Non-current liabilities
Borrowings	(346)		(773)
Derivative financial liabilities	(228)		(41)
Other non-current liabilities	0		0
Contract liabilities	0
Amounts owed to subsidiary undertakings	(2,074)		(2,091)
Deferred tax liabilities	0		(1)
Pensions and other post-retirement benefit obligations	0		0
Provisions	0		0
Total non-current liabilities	(2,648)		(2,906)
Total liabilities	(18,177)		(15,745)
Net assets	19,349		18,832
Equity
Share capital	458		452
Share premium account	1,314		1,321
Retained earnings	21,814		21,599
Other equity reserves	(4,237)		(4,540)
Total shareholders’ equity	19,349		18,832
Non-controlling interests	0		0
Equity	19,349		18,832
Niagara Mohawk Power Corporation
Non-current assets
Goodwill	745		691
Other intangible assets	3		3
Property, plant and equipment	6,985		6,148
Other non-current assets	4		3
Amounts owed by subsidiary undertakings	0		0
Pension assets	260		231
Financial and other investments	22		30
Derivative financial assets	9		2
Total non-current assets	8,028		7,108
Current assets
Inventories and current intangible assets	41		36
Trade and other receivables	535		515
Current tax assets	0		0
Amounts owed by subsidiary undertakings	476		130
Financial and other investments	13		15
Derivative financial assets	21		7
Cash and cash equivalents	12		4
Assets held for sale	0
Total current assets	1,098		707
Total assets	9,126		7,815
Current liabilities
Borrowings	(634)		(51)
Derivative financial liabilities	(15)		(36)
Trade and other payables	(413)		(318)
Contract liabilities	(4)
Amounts owed to subsidiary undertakings	0		0
Current tax liabilities	(148)		(202)
Provisions	(24)		(23)
Total current liabilities	(1,238)		(630)
Non-current liabilities
Borrowings	(2,048)		(2,087)
Derivative financial liabilities	(8)		(18)
Other non-current liabilities	(301)		(281)
Contract liabilities	(181)
Amounts owed to subsidiary undertakings	0		0
Deferred tax liabilities	(678)		(626)
Pensions and other post-retirement benefit obligations	(872)		(765)
Provisions	(271)		(248)
Total non-current liabilities	(4,359)		(4,025)
Total liabilities	(5,597)		(4,655)
Net assets	3,529		3,160
Equity
Share capital	144		133
Share premium account	2,394		2,194
Retained earnings	991		830
Other equity reserves	0		3
Total shareholders’ equity	3,529		3,160
Non-controlling interests	0		0
Equity	3,529		3,160
British Transco Finance Inc.
Non-current assets
Goodwill			0
Other intangible assets			0
Property, plant and equipment			0
Other non-current assets			0
Amounts owed by subsidiary undertakings			0
Pension assets			0
Financial and other investments			0
Derivative financial assets			0
Total non-current assets			0
Current assets
Inventories and current intangible assets			0
Trade and other receivables			0
Current tax assets			0
Amounts owed by subsidiary undertakings			220
Financial and other investments			0
Derivative financial assets			0
Cash and cash equivalents			0
Total current assets			220
Total assets			220
Current liabilities
Borrowings			(218)
Derivative financial liabilities			0
Trade and other payables			0
Amounts owed to subsidiary undertakings			0
Current tax liabilities			0
Provisions			0
Total current liabilities			(218)
Non-current liabilities
Borrowings			0
Derivative financial liabilities			0
Other non-current liabilities			0
Amounts owed to subsidiary undertakings			0
Deferred tax liabilities			0
Pensions and other post-retirement benefit obligations			0
Provisions			0
Total non-current liabilities			0
Total liabilities			(218)
Net assets			2
Equity
Share capital			0
Share premium account			0
Retained earnings			2
Other equity reserves			0
Total shareholders’ equity			2
Non-controlling interests			0
Equity			2
National Grid Gas plc
Non-current assets
Goodwill			0
Other intangible assets			107
Property, plant and equipment			4,433
Other non-current assets			94
Amounts owed by subsidiary undertakings			3,426
Pension assets			412
Financial and other investments			101
Derivative financial assets			591
Total non-current assets			9,164
Current assets
Inventories and current intangible assets			22
Trade and other receivables			276
Current tax assets			0
Amounts owed by subsidiary undertakings			708
Financial and other investments			863
Derivative financial assets			46
Cash and cash equivalents			271
Total current assets			2,186
Total assets			11,350
Current liabilities
Borrowings			(675)
Derivative financial liabilities			(68)
Trade and other payables			(347)
Amounts owed to subsidiary undertakings			(624)
Current tax liabilities			(26)
Provisions			(66)
Total current liabilities			(1,806)
Non-current liabilities
Borrowings			(3,635)
Derivative financial liabilities			(157)
Other non-current liabilities			(181)
Amounts owed to subsidiary undertakings			(500)
Deferred tax liabilities			(441)
Pensions and other post-retirement benefit obligations			0
Provisions			(129)
Total non-current liabilities			(5,043)
Total liabilities			(6,849)
Net assets			4,501
Equity
Share capital			45
Share premium account			204
Retained earnings			2,929
Other equity reserves			1,323
Total shareholders’ equity			4,501
Non-controlling interests			0
Equity			4,501
Other subsidiaries
Non-current assets
Goodwill	5,124		4,753
Other intangible assets	1,081		789
Property, plant and equipment	36,928		29,272
Other non-current assets	260		18
Amounts owed by subsidiary undertakings	2,073		2,593
Pension assets	1,307		766
Financial and other investments	3,434		12,340
Derivative financial assets	1,036		708
Total non-current assets	51,243		51,239
Current assets
Inventories and current intangible assets	329		283
Trade and other receivables	2,617		2,006
Current tax assets	260		307
Amounts owed by subsidiary undertakings	14,101		11,253
Financial and other investments	1,073		878
Derivative financial assets	80		0
Cash and cash equivalents	165		54
Assets held for sale	1,956
Total current assets	20,581		14,781
Total assets	71,824		66,020
Current liabilities
Borrowings	(2,563)		(2,722)
Derivative financial liabilities	(346)		(66)
Trade and other payables	(3,298)		(2,726)
Contract liabilities	(57)
Amounts owed to subsidiary undertakings	(12,987)		(11,132)
Current tax liabilities	(147)		(88)
Provisions	(292)		(184)
Total current liabilities	(19,690)		(16,918)
Non-current liabilities
Borrowings	(21,864)		(15,683)
Derivative financial liabilities	(597)		(444)
Other non-current liabilities	(507)		(855)
Contract liabilities	(752)
Amounts owed to subsidiary undertakings	(357)		(3,778)
Deferred tax liabilities	(3,287)		(2,568)
Pensions and other post-retirement benefit obligations	(913)		(907)
Provisions	(1,612)		(1,402)
Total non-current liabilities	(29,889)		(25,637)
Total liabilities	(49,579)		(42,555)
Net assets	22,245		23,465
Equity
Share capital	180		182
Share premium account	9,032		9,032
Retained earnings	13,048		14,217
Other equity reserves	(35)		18
Total shareholders’ equity	22,225		23,449
Non-controlling interests	20		16
Equity	22,245		23,465
Consolidation adjustments
Non-current assets
Goodwill	0		0
Other intangible assets	0		0
Property, plant and equipment	0		0
Other non-current assets	0		0
Amounts owed by subsidiary undertakings	(2,431)		(6,369)
Pension assets	0		0
Financial and other investments	(25,754)		(31,112)
Derivative financial assets	0		0
Total non-current assets	(28,185)		(37,481)
Current assets
Inventories and current intangible assets	0		0
Trade and other receivables	0		0
Current tax assets	(134)		(193)
Amounts owed by subsidiary undertakings	(27,091)		(23,565)
Financial and other investments	0		0
Derivative financial assets	(103)		44
Cash and cash equivalents	0		0
Assets held for sale	0
Total current assets	(27,328)		(23,714)
Total assets	(55,513)		(61,195)
Current liabilities
Borrowings	0		0
Derivative financial liabilities	103		(44)
Trade and other payables	0		0
Contract liabilities	0
Amounts owed to subsidiary undertakings	27,091		23,565
Current tax liabilities	134		193
Provisions	0		0
Total current liabilities	27,328		23,714
Non-current liabilities
Borrowings	0		0
Derivative financial liabilities	0		0
Other non-current liabilities	0		0
Contract liabilities	0
Amounts owed to subsidiary undertakings	2,431		6,369
Deferred tax liabilities	0		0
Pensions and other post-retirement benefit obligations	0		0
Provisions	0		0
Total non-current liabilities	2,431		6,369
Total liabilities	29,759		30,083
Net assets	(25,754)		(31,112)
Equity
Share capital	(324)		(360)
Share premium account	(11,426)		(11,430)
Retained earnings	(14,039)		(17,978)
Other equity reserves	35		(1,344)
Total shareholders’ equity	(25,754)		(31,112)
Non-controlling interests	0		0
Equity	£ (25,754)		£ (31,112)

[1]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).